Long-term Incentive Plan - Summary of Long-term Incentive Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long-term incentive plan [abstract]
Opening balance	$ 18.1	$ 23.6
Charge to income statement - continuing operations	1.1	5.0
Charge to income statement - discontinued operations	0.0	0.1
Payments	(17.8)	(11.5)
Translation adjustment	0.7	0.9
Balance at end of the year	2.1	18.1
Current portion of long-term incentive plan	0.0	(18.1)
Non-current portion of long-term incentive plan	$ 2.1	$ 0.0